Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Operating loss carryforward	¥ 79,790		¥ 117,072
Intangible assets, net	1,220		5,003
Less: valuation allowances	(71,034)		(81,340)
Total	9,976	$ 1,367	40,735
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	103,200		15,944
Estimated profit arising from future renewal commissions	87,743		91,428
PRC dividend withholding taxes	26,730		29,230
Identifiable intangible assets			12,549
Total	¥ 217,673		¥ 149,151